Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital [member]	Treasury stock [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Class A common stock [member]	Class B common stock [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2016	$ 1,628,689	$ 64,986	$ (136,388)	$ 1,673,509	$ (1,872)	$ 20,988	$ 7,466
Beginning balance at Dec. 31, 2016	1,589,138	64,986	(136,388)	1,633,958	(1,872)	$ 20,988	$ 7,466
Adjustment on initial application of IFRS 16	(39,551)			(39,551)
Beginning balance, shares (Previously stated [member]) at Dec. 31, 2016						31,112,356	10,938,125
Beginning balance, shares at Dec. 31, 2016						31,112,356	10,938,125
Net profit	362,599			362,599
Other comprehensive loss	(2,016)				(2,016)
Issuance of stock for employee awards		(42)				$ 42
Issuance of stock for employee awards, shares						62,224
Share-based compensation expense	7,422	7,422
Dividends paid	(106,792)			(106,792)
Share options exercised	587	579				$ 8
Share options exercised, shares						11,061
Ending balance at Dec. 31, 2017	1,850,938	72,945	(136,388)	1,889,765	(3,888)	$ 21,038	$ 7,466
Ending balance, shares at Dec. 31, 2017						31,185,641	10,938,125
Adjustment on initial application of IFRS 9	(1,744)			(1,744)
Net profit	88,198			88,198
Other comprehensive loss	(339)				(339)
Issuance of stock for employee awards		(49)				$ 49
Issuance of stock for employee awards, shares						72,045
Share-based compensation expense	7,145	7,145
Dividends paid	(147,604)			(147,604)
Ending balance at Dec. 31, 2018	1,796,594	80,041	(136,388)	1,828,615	(4,227)	$ 21,087	$ 7,466
Ending balance, shares at Dec. 31, 2018						31,257,686	10,938,125
Net profit	247,002			247,002
Other comprehensive loss	(4,401)				(4,401)
Issuance of stock for employee awards		(55)				$ 55
Issuance of stock for employee awards, shares						80,170
Share-based compensation expense	6,149	6,149
Dividends paid	(110,438)			(110,438)
Ending balance at Dec. 31, 2019	$ 1,934,906	$ 86,135	$ (136,388)	$ 1,965,179	$ (8,628)	$ 21,142	$ 7,466
Ending balance, shares at Dec. 31, 2019						31,337,856	10,938,125